Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss for the period	€ (19,285,963)	€ (13,536,654)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	293,328	300,870
Net finance income	(1,165,044)	(2,408,345)
Share-based payment expense	2,239,397	4,668,481
Net foreign exchange differences	(23,953)	130,347
Changes in:
Financial assets from government grants	(4,460,274)	(8,260,503)
Other assets	6,295,975	611,843
Employee benefits	(411,774)	(640,112)
Other liabilities	60,443	(7,869)
Liabilities from government grants received	(5,407,634)	(6,154,865)
Trade and other payables	213,270	(661,741)
Inventories	(578,705)
Interest received	556,068	631,504
Interest paid	(10,777)	(32,039)
Net cash used in operating activities	(21,685,642)	(25,359,081)
Investing activities
Purchase of intangible assets, property and equipment	(24,673)	(9,728)
Purchase of current financial assets	(83,071,163)	(47,031,216)
Proceeds from the maturity of financial assets	55,202,491	59,595,044
Net cash from/(used in) investing activities	(27,893,346)	12,554,101
Financing activities
Proceeds from issuance of common shares	56,483,929
Transaction costs from issuance of common shares	(3,360,626)
Proceeds from exercise of share options	236,943
Repayment of lease liabilities	(184,791)	(182,014)
Net cash from/(used in) financing activities	53,175,455	(182,014)
Net increase/(decrease) in cash and cash equivalents	3,596,467	(12,986,995)
Effect of exchange rate changes on cash and cash equivalents	(345,862)	2,153,152
Cash and cash equivalents at beginning of period	16,265,355	26,249,995
Cash and cash equivalents at end of period	€ 19,515,959	€ 15,416,152